Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Accrued external R&D costs	$138	$645
Accrued external manufacturing costs	2,704	282
Accrued compensation and benefits	1,209	749
Accrued tax	—	43
Accrued professional fees	206	34
Other	440	269
Total accrued expenses and other current liabilities	$4,697	$2,022

Accrued compensation and benefits consisted primarily of accrued payroll and accrued vacation.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities as of December 31, 2018 and 2019 consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Accrued studies	$431	$1,123
Accrued compensation and benefits	41	749
Accrued tax	284	43
Other	46	107
Total accrued expenses and other current liabilities	$802	$2,022

Accrued compensation and benefits consists primarily of accrued vacation and accrued 401k withholding.